Revenue - Contract backlog (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Contract backlog as of the reported date	€ 2,336	€ 1,735	€ 905
Firm
Revenue
Contract backlog as of the reported date	1,906	1,377	655
Subject to exercise of counterparty options (non-contingent)
Revenue
Contract backlog as of the reported date	215	179	125
Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	215	179	125
Within 1 year
Revenue
Contract backlog as of the reported date	428	208	85
Within 1 year | Firm
Revenue
Contract backlog as of the reported date	372	176	81
Within 1 year | Subject to exercise of counterparty options (non-contingent)
Revenue
Contract backlog as of the reported date	28	16	2
Within 1 year | Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	28	16	2
After 1 year
Revenue
Contract backlog as of the reported date	1,908	1,527	820
After 1 year | Firm
Revenue
Contract backlog as of the reported date	1,534	1,201	574
After 1 year | Subject to exercise of counterparty options (non-contingent)
Revenue
Contract backlog as of the reported date	187	163	123
After 1 year | Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	€ 187	€ 163	€ 123